CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total revenue	$ 83,467,770	$ 71,452,736	$ 58,546,729
Cost of revenues
Total cost of revenue	76,273,430	64,066,148	51,583,802
Gross profit	7,194,340	7,386,588	6,962,927
Operating expenses:
Selling and marketing	103,933	121,681	114,300
General and administrative	1,476,653	2,225,447	1,616,980
Share-based compensation	1,822,597
Research and development	250,671	240,052	229,934
Total operating expenses	3,653,854	2,587,180	1,961,214
Income from operations	3,540,486	4,799,408	5,001,713
Other income (expenses)
Interest expense	(250,553)	(159,298)	(139,752)
Interest income	244	1,100	1,468
Investment income		20,295	33,013
Other income	499,350	65,021	218,697
Other non-operating income (expenses), net	64,510	(27,257)	(11,400)
Total other income (expense), net	313,551	(100,139)	102,026
Income before income tax provisions	3,854,037	4,699,269	5,103,739
Income tax provision	1,049,179	677,421	537,771
Net income	2,804,858	4,021,848	4,565,968
Other comprehensive income
Foreign currency translation adjustment	1,420,486	(108,205)	(751,042)
Comprehensive income	$ 4,225,344	$ 3,913,643	$ 3,814,926
Earnings per share - basic (in dollars per share)	$ 0.11	$ 0.18	$ 0.21
Earnings per share - diluted (in dollars per share)	$ 0.11	$ 0.18	$ 0.21
Weighted average number of ordinary shares- basic (in shares)	25,772,226	22,401,712	22,000,000
Weighted average number of ordinary shares- diluted (in shares)	25,772,226	22,401,712	22,000,000
Non-related party
Revenues
Total revenue	$ 60,503,275	$ 51,558,098	$ 46,618,820
Cost of revenues
Total cost of revenue	76,273,430	64,066,148	51,583,802
Related party
Revenues
Total revenue	$ 22,964,495	$ 19,894,638	$ 11,927,909